Investment in joint venture - Disclosure of detailed information about summary of finance expenses incurred by JV (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Accretion charges on asset retirement provisions	$ (2,394)	$ (2,527)
Interest on lease liabilities	(17)	(25)
Other	(6)	(5)
Total finance expense	(23)	(5,647)
Asanko Gold Mine [Member]
Disclosure of transactions between related parties [line items]
Accretion charges on asset retirement provisions	(2,394)	(2,527)
Interest on lease liabilities	(1,601)	(207)
Unrealized loss on gold hedging instruments	(970)	0
Interest and fees associated with revolving credit facility	(164)	(400)
Withholding taxes	(270)	(3,134)
Other	(190)	(203)
Total finance expense	$ (5,589)	$ (6,471)